25. CAPITAL MANAGEMENT AND FINANCIAL RISK (Details 4) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
10% increase in equity prices
DisclosureOfPriceRiskLineItems [Line Items]
Change in net income (loss)	$ 800
Change in comprehensive income (loss)	802
10% decrease in equity prices
DisclosureOfPriceRiskLineItems [Line Items]
Change in net income (loss)	(791)
Change in comprehensive income (loss)	$ (793)